SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended
	Dec. 11, 2024 Segments	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Description of foreign currency translation adjustment		Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2025 and December 31, 2024 were translated at RMB7.1636 to $1.00 and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2025 and 2024 were RMB7.2526 to $1.00 and RMB7.2150 to $1.00, respectively.	Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2025 and December 31, 2024 were translated at RMB7.1636 to $1.00 and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2025 and 2024 were RMB7.2526 to $1.00 and RMB7.2150 to $1.00, respectively.
Inventory write-down		$ 0		$ 0
Amortization of intangible assets		315,320		378,138
Advances from customers		1,476,711			$ 1,843,976
Revenues recognized from contract liabilities		$ 1,143,860		1,055,869
Standard warranty description		The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software.	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software.
Research and development expense		$ 1,053,921		245,642
Underpayment of taxes		14,498	¥ 100,000
Number of reportable segment | Segments	1
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		315,320		359,345
Product warranty claims and cost		$ 64,485		$ 64,485
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life		3 years				3 years